SCHEDULE OF INTANGIBLE ASSETS (Details) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Goodwill	$ 355	$ 355
Acquired intellectual properties licenses (Note (a))	7,276	7,918
Computer software licenses (Note (b))	1,980	4,140
Acquired customer relationship (Note (c))	51,122
Acquired private blood bank license (Note (d))	32,317
Total	$ 93,050	$ 12,413